BUSINESS AND BASIS OF PRESENTATION (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Current assets	$ 89,700
Current liabilities	198,700
Cash flow from operating activities	$ 47,200